Website Development Costs - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Research and Development [Abstract]
Website development	$ 105,450
Less: accumulated amortization	(8,580)
Total intangible assets, net	$ 96,870